PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment, net
	As of December 31,
	2017	2018

Building	$32,002	$-
Computer equipment and application software	17,733	8,309
Furniture and vehicles	295	540
Leasehold improvements	765	1,053

	$50,795	$9,902
Less: Accumulated depreciation	$(21,196)	$(8,347)
Less: Accumulated impairment loss	(90)	-

	$29,509	$1,555